LEASES	12 Months Ended
Dec. 31, 2025
LEASES
LEASES

NOTE 5 – LEASES

Effective in May 1, 2025, the Company entered into a lease agreement for its Vayu office and warehouse space expiring in April 2026. In connection with the lease extension, the Company recognized an ROU lease asset and lease liability each in the amount of $96,347. The discount rate used to estimate the fair value of the ROU lease asset and lease liability was 44.24%. As of December 31, 2025, the remaining lease term was 0.3 years. The Company is in the process of renewing the lease and has the ability to continue month-to-month at the current rate.

The table below summarizes the Company’s lease-related assets and liabilities as of December 31, 2025 and 2024:

	December 31,	December 31,
	2025	2024
Lease assets (current)	$36,861	$-
Lease liabilities (current)	$36,861	$-

Lease expense was $80,640 and $-0-, during the years ended December 31, 2025 and 2024, respectively.

Maturities of operating lease liabilities were as follows as of December 31, 2025:

2026	40,320
Less interest	(3,459)
Present value of lease liabilities	$36,861